PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
Costs incurred in the construction of the Company's cable systems, including line extensions to, and upgrade of, the Company's hybrid fiber/coaxial infrastructure, initial placement of the feeder cable to connect a customer that had not been previously connected, and headend facilities are capitalized.  These costs consist of materials, subcontractor labor, direct consulting fees, and internal labor and related costs associated with the construction activities.  The internal costs that are capitalized consist of salaries and benefits of the Company's employees and the portion of facility costs, including rent, taxes, insurance and utilities, that supports the construction activities.  These costs are depreciated over the estimated life of the plant (10 to 25 years) and headend facilities (4 to 25 years).  Costs of operating the plant and the technical facilities, including repairs and maintenance, are expensed as incurred.
Installation costs associated with the initial deployment of new customer premise equipment (“CPE”) necessary to provide pay television, broadband or telephony services are also capitalized. These costs include materials, subcontractor labor, internal labor, and other related costs associated with the connection activities.  The departmental activities supporting the connection process are tracked through specific metrics, and the portion of departmental costs that is capitalized is determined through a time weighted activity allocation of costs incurred based on time studies used to estimate the average time spent on each activity.  These installation costs are amortized over the estimated useful lives of the CPE necessary to provide pay television, broadband or telephony services.  In circumstances where CPE tracking is not available, the Company estimates the amount of capitalized installation costs based on whether or not the business or residence had been previously connected to the network. These installation costs are depreciated over their estimated useful life of 3-5 years. The portion of departmental costs related to disconnecting services and removing CPE from a customer, costs related to connecting CPE that has been previously connected to the network and repair and maintenance are expensed as incurred.
The estimated useful lives assigned to our property, plant and equipment are reviewed on an annual basis or more frequently if circumstances warrant and such lives are revised to the extent necessary due to changing facts and circumstances.  Any changes in estimated useful lives are reflected prospectively.
Property, plant and equipment (including equipment under capital leases) consist of the following assets, which are depreciated or amortized on a straight-line basis over the estimated useful lives shown below:

	December 31, 2017	December 31, 2016	Estimated Useful Lives
Customer premise equipment	$1,093,726	$871,049	3 to 5 years
Headends and related equipment	1,626,293	1,482,631	4 to 25 years
Infrastructure	4,003,845	3,740,494	3 to 25 years
Equipment and software	918,298	735,012	3 to 10 years
Construction in progress (including materials and supplies)	240,496	84,321
Furniture and fixtures	52,545	45,576	5 to 12 years
Transportation equipment	138,147	135,488	5 to 10 years
Buildings and building improvements	394,421	390,337	10 to 40 years
Leasehold improvements	108,071	104,309	Term of lease
Land	47,563	47,715
	8,623,405	7,636,932
Less accumulated depreciation and amortization	(2,599,579)	(1,039,297)
	$6,023,826	$6,597,635

For the years ended December 31, 2017 and December 31, 2016, the Company capitalized certain costs aggregating $151,646 and $75,804, respectively, related to the acquisition and development of internal use software, which are included in the table above.
Depreciation expense on property, plant and equipment (including capital leases) for the years ended December 31, 2017 and 2016 amounted to $1,588,764 and $1,046,896, respectively.
The gross amount of buildings and equipment and related accumulated depreciation recorded under capital leases is presented below:

	December 31,
	2017	2016
Buildings and equipment	$48,936	$53,833
Less accumulated depreciation	(12,972)	(6,306)
	$35,964	$47,527